Other Assets - Schedule of Other Assets (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Assets [Abstract]
Accounts receivable from the General Treasury of the Republic and other fiscal organizations		$ 349,282	$ 229,682
Cash collateral provided for derivative financial transactions		347,788	324,899
Accounts receivable from third parties		195,364	99,416
Debtors from brokerage of financial instruments		195,252	254,360
Assets to be leased out as lessor	[1]	162,594	157,980
Prepaid expenses		53,645	67,804
Income from regular activities from contracts with customers		24,006	13,832
Other provided cash collateral		14,806	3,323
Investment properties	[2]	11,406	11,763
Pending transactions		3,351	3,330
Accumulated impairment in respect of other assets receivable		(1,817)	(618)
Other Assets		17,864	20,242
Total		$ 1,373,541	$ 1,186,013

[1]	Correspond to fixed assets to be delivered under the financial lease modality.
[2]	As of December 31, 2024, the fair value of the investment properties held by the Bank is Ch$64,207 million (Ch$61,041 million as of December 31, 2023).